UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2024

Date of reporting period:	9/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Large-Cap Index Fund
Class A:
PSIAX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class A	$61	0.52%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.
MF174EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	31.20%	14.63%	12.44%
Class A without sales charges	35.61%	15.39%	12.81%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
WHAT ARE S
OM
E KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	A
NASDAQ	PSIAX
CUSIP	74441F108
MF174EA

PGIM Quant Solutions Large-Cap Index Fund
Class C:
PSICX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
T
his report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class C	$148	1.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.
MF174EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the re tur
ns would
have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	33.63%	14.59%	12.06%
Class C without sales charges	34.63%	14.59%	12.06%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/
20
24?

Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Prod ucts	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	C
NASDAQ	PSICX
CUSIP	74441F306
MF174EC

PGIM Quant Solutions Large-Cap Index Fund
Class I:
PDSIX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class I	$22	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.
MF174EI

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class I	36.08%	15.78%	13.19%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net a ssets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	I
NASDAQ	PDSIX
CUSIP	74441F405
MF174EI

PGIM Quant Solutions Large-Cap Index Fund
Class Z:
PSIFX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class Z	$30	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.
MF174EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	36.00%	15.71%	13.13%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
WHAT ARE SOME KEY FUND STAT
IST
ICS AS OF 9/30/2024?

Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	Z
NASDAQ	PSIFX
CUSIP	74441F504
MF174EZ

PGIM Quant Solutions Large-Cap Index Fund
Class R6:
PQSIX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class R6	$14	0.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
With inflation starting to ease and the Federal Reserve (Fed) signaling interest rate cuts in 2024, US large-cap stocks, and consequently the
Fund, had a strong final quarter of 2023. The strong performance continued through the first quarter of 2024 as economic data continued to surprise on the upside.
■
The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. Performance turned around after Fed
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks and consequently the Fund. There was more volatility in the third quarter as the largest stocks in the S&P 500 Index pulled back, though a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks continue their positive momentum.
■
The Fund used S&P 500 Index E-Mini futures to equitize cash and enhance portfolio liquidity. They had a negligible effect on performance.
MF174ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	36.13%	15.82%	13.95% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for th
e Index are measur
ed from the closest
month-end to the class’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 884,069,572
Number of fund holdings	508
Total advisory fees paid for the year	$ 643,300
Portfolio turnover rate for the year	15%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2%
Technology Hardware, Storage & Peripherals	7.6%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.6%
Pharmaceuticals	3.5%
Banks	3.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	2.9%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.1%
Aerospace & Defense	1.9%
Specialty Retail	1.9%
Consumer Staples Distribution & Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.8%
Machinery	1.7%
Automobiles	1.6%
Electric Utilities	1.6%
Chemicals	1.5%
Unaffiliated Exchange-Traded Funds	1.5%
Beverages	1.3%
Life Sciences Tools & Services	1.2%
Household Products	1.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.2%
Entertainment	1.1%
IT Services	1.1%
Specialized REITs	1.0%
Ground Transportation	1.0%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Multi-Utilities	0.6%
Professional Services	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Consumer Finance	0.5%
Media	0.5%
Others*	5.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Stock Index Fund to PGIM Quant Solutions Large-Cap
Index Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQSIX
CUSIP	74441F702
MF174ER6

PGIM Securitized Credit Fund
Class A:
SCFOX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$94	0.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.
MF241EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following bar chart and table prior to July 1, 2019 reflect the performance of an investment trust (the “Predecessor
Fund”) managed by the Fund’s subadviser since its inception, adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and
Expenses table for the applicable class of shares. Performance beginning July 1, 2019 reflects the performance of the Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	5.90%	3.41%	3.97% (11/16/2015)
Class A without sales charges	9.46%	4.10%	4.36% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	A
NASDAQ	SCFOX
CUSIP	74441F801
MF241EA

PGIM Securitized Credit Fund
Class C:
SCFVX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$172	1.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.
MF241EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following bar chart and table prior to July 1, 2019 reflect the performance of an investment trust (the “Predecessor
Fund”) managed by the Fund’s subadviser since its inception, adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and
Expenses table for the applicable class of shares. Performance beginning July 1, 2019 reflects the performance of the Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	7.65%	3.32%	3.58% (11/16/2015)
Class C without sales charges	8.65%	3.32%	3.58% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	C
NASDAQ	SCFVX
CUSIP	74441F801
MF241EC

PGIM Securitized Credit Fund
Class Z:
SCFZX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class Z	$68	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.
MF241EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following bar chart and table prior to July 1, 2019 reflect the performance of an investment trust (the “Predecessor
Fund”) managed by the Fund’s subadviser since its inception, adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and
Expenses table for the applicable class of shares. Performance beginning July 1, 2019 reflects the performance of the Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	9.77%	4.37%	4.63% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	Z
NASDAQ	SCFZX
CUSIP	74441F876
MF241EZ

PGIM Securitized Credit Fund
Class R6:
SCFQX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$63	0.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period amid increased evidence of a soft economic landing, relatively stable fundamentals, and the US Federal Reserve’s pivot to monetary policy easing. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities all tightened over the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: Exposure to CLOs, non-agency CMBS, and non-agency mortgage-backed securities (MBS) added to returns as sector spreads tightened given solid credit fundamentals. Actively focusing on senior stack (AAA/AA-rated) in CLO allocation supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed most to excess returns, while credit-risk transfer exposure outperformed within non-agency MBS.
■
No security selection or sector factors detracted notably from the Fund’s performance during the reporting period.
■
During the reporting period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofAML 3-Month US
Treasury Bill Index to help immunize any impact from fluctuations in interest rates, which had a positive impact on performance. Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars, which had a negligible impact on performance. The Fund used corporate credit index derivatives to manage the overall risk profile of the Fund relative to the
Index, which had a positive impact on performance.
MF241ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following bar chart and table prior to July 1, 2019 reflect the performance of an investment trust (the “Predecessor
Fund”) managed by the Fund’s subadviser since its inception, adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and
Expenses table for the applicable class of shares. Performance beginning July 1, 2019 reflects the performance of the Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.84%	4.42%	4.68% (11/16/2015)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.78%
ICE BofA US 3-Month Treasury Bill Index	5.46%	2.32%	1.87%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 613,426,231
Number of fund holdings	343
Total advisory fees paid for the year	$ 1,255,519
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	29.2
AA	31.8
A	4.7
BBB	17.5
BB	10.8
B	0.8
Not Rated	4.1
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	R6
NASDAQ	SCFQX
CUSIP	74441F868
MF241ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $90,597 and $85,330, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(c)	Tax Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(d)	All Other Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Quant Solutions Large-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Large-Cap Index Fund	1
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 97.8%

Aerospace & Defense 1.9%

Axon Enterprise, Inc.*	1,200	$479,520

Boeing Co. (The)*	10,344	1,572,702

General Dynamics Corp.	4,432	1,339,350

General Electric Co.	19,200	3,620,736

Howmet Aerospace, Inc.	7,381	739,945

Huntington Ingalls Industries, Inc.	600	158,628

L3Harris Technologies, Inc.	3,416	812,564

Lockheed Martin Corp.	3,766	2,201,453

Northrop Grumman Corp.	2,508	1,324,399

RTX Corp.	23,631	2,863,132

Textron, Inc.	3,434	304,184

TransDigm Group, Inc.	990	1,412,859

		16,829,472

Air Freight & Logistics 0.4%

C.H. Robinson Worldwide, Inc.	2,100	231,777

Expeditors International of Washington, Inc.	2,500	328,500

FedEx Corp.	4,046	1,107,309

United Parcel Service, Inc. (Class B Stock)	12,890	1,757,423

		3,425,009

Automobile Components 0.1%

Aptiv PLC*	4,650	334,847

BorgWarner, Inc.	4,400	159,676

		494,523

Automobiles 1.7%

Ford Motor Co.	71,138	751,217

General Motors Co.	20,100	901,284

Tesla, Inc.*	49,270	12,890,510

		14,543,011

Banks 3.1%

Bank of America Corp.	119,795	4,753,466

Citigroup, Inc.	33,895	2,121,827

Citizens Financial Group, Inc.	8,300	340,881

Fifth Third Bancorp	12,273	525,775

Huntington Bancshares, Inc.	26,029	382,626

JPMorgan Chase & Co.	50,503	10,649,063

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 1

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

KeyCorp	17,435	$292,036

M&T Bank Corp.	2,955	526,345

PNC Financial Services Group, Inc. (The)	7,172	1,325,744

Regions Financial Corp.	16,574	386,671

Truist Financial Corp.	24,172	1,033,837

U.S. Bancorp	27,895	1,275,638

Wells Fargo & Co.	60,436	3,414,030

		27,027,939

Beverages 1.3%

Brown-Forman Corp. (Class B Stock)	3,350	164,820

Coca-Cola Co. (The)	68,864	4,948,567

Constellation Brands, Inc. (Class A Stock)	2,670	688,033

Keurig Dr. Pepper, Inc.	19,100	715,868

Molson Coors Beverage Co. (Class B Stock)	3,294	189,471

Monster Beverage Corp.*	12,590	656,820

PepsiCo, Inc.	24,341	4,139,187

		11,502,766

Biotechnology 1.8%

AbbVie, Inc.	31,289	6,178,952

Amgen, Inc.	9,496	3,059,706

Biogen, Inc.*	2,480	480,723

Gilead Sciences, Inc.	22,200	1,861,248

Incyte Corp.*	3,020	199,622

Moderna, Inc.*	6,040	403,653

Regeneron Pharmaceuticals, Inc.*	1,880	1,976,331

Vertex Pharmaceuticals, Inc.*	4,560	2,120,765

		16,281,000

Broadline Retail 3.6%

Amazon.com, Inc.*	165,800	30,893,514

eBay, Inc.	8,740	569,061

		31,462,575

Building Products 0.5%

A.O. Smith Corp.	2,100	188,643

Allegion PLC	1,533	223,419

Builders FirstSource, Inc.*	2,100	407,106

Carrier Global Corp.	15,129	1,217,733

Johnson Controls International PLC	11,887	922,550

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Masco Corp.	3,926	$329,549

Trane Technologies PLC	3,900	1,516,047

		4,805,047

Capital Markets 2.9%

Ameriprise Financial, Inc.	1,661	780,354

Bank of New York Mellon Corp. (The)	13,138	944,097

BlackRock, Inc.	2,450	2,326,300

Blackstone, Inc.	12,900	1,975,377

Cboe Global Markets, Inc.	1,900	389,253

Charles Schwab Corp. (The)	26,711	1,731,140

CME Group, Inc.	6,400	1,412,160

FactSet Research Systems, Inc.	700	321,895

Franklin Resources, Inc.	5,742	115,701

Goldman Sachs Group, Inc. (The)	5,640	2,792,420

Intercontinental Exchange, Inc.	10,400	1,670,656

Invesco Ltd.	8,100	142,236

KKR & Co., Inc.	12,000	1,566,960

MarketAxess Holdings, Inc.	710	181,902

Moody’s Corp.	2,766	1,312,716

Morgan Stanley	22,090	2,302,662

MSCI, Inc.	1,410	821,931

Nasdaq, Inc.	7,400	540,274

Northern Trust Corp.	3,562	320,687

Raymond James Financial, Inc.	3,300	404,118

S&P Global, Inc.	5,680	2,934,402

State Street Corp.	5,262	465,529

T. Rowe Price Group, Inc.	4,000	435,720

		25,888,490

Chemicals 1.5%

Air Products & Chemicals, Inc.	4,002	1,191,555

Albemarle Corp.	2,140	202,679

Celanese Corp.	1,800	244,728

CF Industries Holdings, Inc.	3,300	283,140

Corteva, Inc.	12,509	735,404

Dow, Inc.	12,509	683,367

DuPont de Nemours, Inc.	7,609	678,038

Eastman Chemical Co.	2,086	233,528

Ecolab, Inc.	4,542	1,159,709

FMC Corp.	2,300	151,662

International Flavors & Fragrances, Inc.	4,815	505,238

Linde PLC	8,568	4,085,737

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 3

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

LyondellBasell Industries NV (Class A Stock)	4,500	$431,550
Mosaic Co. (The)	6,000	160,680
PPG Industries, Inc.	4,248	562,690
Sherwin-Williams Co. (The)	4,088	1,560,267

		12,869,972

Commercial Services & Supplies 0.6%

Cintas Corp.	6,040	1,243,515
Copart, Inc.*	15,800	827,920
Republic Services, Inc.	3,635	730,053
Rollins, Inc.	4,875	246,578
Veralto Corp.	3,940	440,728
Waste Management, Inc.	6,513	1,352,099

		4,840,893

Communications Equipment 0.8%

Arista Networks, Inc.*	4,580	1,757,896
Cisco Systems, Inc.	71,544	3,807,572
F5, Inc.*	900	198,180
Juniper Networks, Inc.	6,100	237,778
Motorola Solutions, Inc.	2,956	1,329,106

		7,330,532

Construction & Engineering 0.1%

Quanta Services, Inc.	2,500	745,375

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,080	581,310
Vulcan Materials Co.	2,300	575,989

		1,157,299

Consumer Finance 0.5%

American Express Co.	9,999	2,711,729
Capital One Financial Corp.	6,766	1,013,073
Discover Financial Services	4,418	619,801
Synchrony Financial	7,065	352,402

		4,697,005

Consumer Staples Distribution & Retail 1.9%

Costco Wholesale Corp.	7,858	6,966,274

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Dollar General Corp.	4,000	$338,280
Dollar Tree, Inc.*	3,742	263,137
Kroger Co. (The)	11,768	674,306
Sysco Corp.	8,680	677,561
Target Corp.	8,182	1,275,247
Walgreens Boots Alliance, Inc.	13,578	121,659
Walmart, Inc.	77,058	6,222,434

		16,538,898

Containers & Packaging 0.2%

Amcor PLC	27,460	311,122
Avery Dennison Corp.	1,438	317,453
Ball Corp.	5,528	375,406
International Paper Co.	6,384	311,858
Packaging Corp. of America	1,470	316,638
Smurfit WestRock PLC	8,833	436,527

		2,069,004

Distributors 0.1%

Genuine Parts Co.	2,399	335,092
LKQ Corp.	4,900	195,608
Pool Corp.	620	233,616

		764,316

Diversified Telecommunication Services 0.7%

AT&T, Inc.	128,207	2,820,554
Verizon Communications, Inc.	74,733	3,356,259

		6,176,813

Electric Utilities 1.6%

Alliant Energy Corp.	4,700	285,243
American Electric Power Co., Inc.	9,491	973,776
Constellation Energy Corp.	5,603	1,456,892
Duke Energy Corp.	13,739	1,584,107
Edison International	6,962	606,320
Entergy Corp.	3,815	502,092
Evergy, Inc.	4,300	266,643
Eversource Energy	6,600	449,130
Exelon Corp.	17,712	718,222
FirstEnergy Corp.	9,777	433,610
NextEra Energy, Inc.	36,428	3,079,259

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 5

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

NRG Energy, Inc.	3,800	$346,180
PG&E Corp.	37,900	749,283
Pinnacle West Capital Corp.	2,000	177,180
PPL Corp.	13,052	431,760
Southern Co. (The)	19,415	1,750,845
Xcel Energy, Inc.	10,083	658,420

		14,468,962

Electrical Equipment 0.7%

AMETEK, Inc.	4,000	686,840
Eaton Corp. PLC	6,993	2,317,760
Emerson Electric Co.	10,150	1,110,105
GE Vernova, Inc.*	4,900	1,249,402
Generac Holdings, Inc.*	1,100	174,768
Hubbell, Inc.	900	385,515
Rockwell Automation, Inc.	1,943	521,618

		6,446,008

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. (Class A Stock)	21,400	1,394,424
CDW Corp.	2,300	520,490
Corning, Inc.	13,997	631,965
Jabil, Inc.	2,000	239,660
Keysight Technologies, Inc.*	3,100	492,683
TE Connectivity PLC (Ireland)	5,450	822,896
Teledyne Technologies, Inc.*	808	353,629
Trimble, Inc.*	4,300	266,987
Zebra Technologies Corp. (Class A Stock)*	820	303,662

		5,026,396

Energy Equipment & Services 0.3%

Baker Hughes Co.	17,745	641,482
Halliburton Co.	15,722	456,724
Schlumberger NV	25,432	1,066,872

		2,165,078

Entertainment 1.2%

Electronic Arts, Inc.	4,200	602,448
Live Nation Entertainment, Inc.*	2,800	306,572
Netflix, Inc.*	7,610	5,397,545
Take-Two Interactive Software, Inc.*	2,800	430,388

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

Walt Disney Co. (The)	32,136	$3,091,162
Warner Bros Discovery, Inc.*	39,585	326,576

		10,154,691

Financial Services 4.0%

Berkshire Hathaway, Inc. (Class B Stock)*	32,490	14,953,847
Corpay, Inc.*	1,120	350,291
Fidelity National Information Services, Inc.	9,660	809,025
Fiserv, Inc.*	10,200	1,832,430
Global Payments, Inc.	4,594	470,518
Jack Henry & Associates, Inc.	1,300	229,502
Mastercard, Inc. (Class A Stock)	14,700	7,258,860
PayPal Holdings, Inc.*	18,330	1,430,290
Visa, Inc. (Class A Stock)	29,600	8,138,520

		35,473,283

Food Products 0.7%

Archer-Daniels-Midland Co.	8,559	511,315
Bunge Global SA	2,600	251,264
Campbell Soup Co.	3,547	173,519
Conagra Brands, Inc.	8,943	290,826
General Mills, Inc.	9,844	726,979
Hershey Co. (The)	2,616	501,697
Hormel Foods Corp.	5,400	171,180
J.M. Smucker Co. (The)	1,770	214,347
Kellanova	4,870	393,058
Kraft Heinz Co. (The)	14,555	511,026
Lamb Weston Holdings, Inc.	2,700	174,798
McCormick & Co., Inc.	4,700	386,810
Mondelez International, Inc. (Class A Stock)	23,666	1,743,474
Tyson Foods, Inc. (Class A Stock)	5,300	315,668

		6,365,961

Gas Utilities 0.0%

Atmos Energy Corp.	2,800	388,388

Ground Transportation 1.0%

CSX Corp.	34,654	1,196,603
J.B. Hunt Transport Services, Inc.	1,450	249,879
Norfolk Southern Corp.	3,931	976,853
Old Dominion Freight Line, Inc.	3,400	675,376

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 7

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

Uber Technologies, Inc.*	37,300	$2,803,468
Union Pacific Corp.	10,756	2,651,139

		8,553,318

Health Care Equipment & Supplies 2.3%

Abbott Laboratories	30,913	3,524,391
Align Technology, Inc.*	1,210	307,727
Baxter International, Inc.	9,574	363,525
Becton, Dickinson & Co.	5,065	1,221,171
Boston Scientific Corp.*	26,172	2,193,214
Cooper Cos., Inc. (The)*	3,500	386,190
Dexcom, Inc.*	7,120	477,325
Edwards Lifesciences Corp.*	10,910	719,951
GE HealthCare Technologies, Inc.	8,100	760,185
Hologic, Inc.*	4,300	350,278
IDEXX Laboratories, Inc.*	1,460	737,621
Insulet Corp.*	1,300	302,575
Intuitive Surgical, Inc.*	6,280	3,085,176
Medtronic PLC	22,915	2,063,037
ResMed, Inc.(a)	2,590	632,271
Solventum Corp.*	2,572	179,320
STERIS PLC	1,800	436,572
Stryker Corp.	6,060	2,189,236
Teleflex, Inc.	700	173,124
Zimmer Biomet Holdings, Inc.	3,511	379,012

		20,481,901

Health Care Providers & Services 2.4%

Cardinal Health, Inc.	4,273	472,252
Cencora, Inc.	2,960	666,237
Centene Corp.*	9,508	715,762
Cigna Group (The)	4,968	1,721,114
CVS Health Corp.	22,646	1,423,980
DaVita, Inc.*	800	131,144
Elevance Health, Inc.	4,110	2,137,200
HCA Healthcare, Inc.	3,300	1,341,219
Henry Schein, Inc.*	2,200	160,380
Humana, Inc.	2,100	665,154
Labcorp Holdings, Inc.	1,400	312,872
McKesson Corp.	2,326	1,150,021
Molina Healthcare, Inc.*	1,000	344,560
Quest Diagnostics, Inc.	1,900	294,975

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

UnitedHealth Group, Inc.	16,398	$9,587,583
Universal Health Services, Inc. (Class B Stock)	970	222,140

		21,346,593

Health Care REITs 0.3%

Alexandria Real Estate Equities, Inc.	2,700	320,625
Healthpeak Properties, Inc.	13,200	301,884
Ventas, Inc.	7,233	463,852
Welltower, Inc.	10,200	1,305,906

		2,392,267

Hotel & Resort REITs 0.0%

Host Hotels & Resorts, Inc.	13,236	232,954

Hotels, Restaurants & Leisure 1.9%

Airbnb, Inc. (Class A Stock)*	7,800	989,118
Booking Holdings, Inc.	600	2,527,272
Caesars Entertainment, Inc.*	3,900	162,786
Carnival Corp.*	18,300	338,184
Chipotle Mexican Grill, Inc.*	24,450	1,408,809
Darden Restaurants, Inc.	2,053	336,959
Domino’s Pizza, Inc.	640	275,290
Expedia Group, Inc.*	2,200	325,644
Hilton Worldwide Holdings, Inc.	4,260	981,930
Las Vegas Sands Corp.	6,260	315,128
Marriott International, Inc. (Class A Stock)	4,040	1,004,344
McDonald’s Corp.	12,880	3,922,089
MGM Resorts International*	4,000	156,360
Norwegian Cruise Line Holdings Ltd.*	8,400	172,284
Royal Caribbean Cruises Ltd.	4,200	744,912
Starbucks Corp.	20,180	1,967,348
Wynn Resorts Ltd.	1,500	143,820
Yum! Brands, Inc.	4,864	679,549

		16,451,826

Household Durables 0.4%

D.R. Horton, Inc.	5,100	972,927
Garmin Ltd.	2,700	475,281
Lennar Corp. (Class A Stock)	4,300	806,164
Mohawk Industries, Inc.*	940	151,039

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 9

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

NVR, Inc.*	55	$539,649
PulteGroup, Inc.	3,611	518,287

		3,463,347

Household Products 1.2%

Church & Dwight Co., Inc.	4,400	460,768
Clorox Co. (The)	2,082	339,179
Colgate-Palmolive Co.	14,860	1,542,617
Kimberly-Clark Corp.	5,966	848,842
Procter & Gamble Co. (The)	41,763	7,233,351

		10,424,757

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	12,400	248,744
Vistra Corp.	6,200	734,948

		983,692

Industrial Conglomerates 0.4%

3M Co.	9,788	1,338,020
Honeywell International, Inc.	11,585	2,394,735

		3,732,755

Industrial REITs 0.2%

Prologis, Inc.	16,489	2,082,231

Insurance 2.1%

Aflac, Inc.	9,000	1,006,201
Allstate Corp. (The)	4,708	892,872
American International Group, Inc.	11,551	845,880
Aon PLC (Class A Stock)	3,989	1,380,154
Arch Capital Group Ltd.*	6,600	738,408
Arthur J. Gallagher & Co.	3,900	1,097,343
Assurant, Inc.	900	178,974
Brown & Brown, Inc.	4,200	435,120
Chubb Ltd.	6,553	1,889,820
Cincinnati Financial Corp.	2,807	382,089
Erie Indemnity Co. (Class A Stock)	440	237,521
Everest Group Ltd.	810	317,382
Globe Life, Inc.	1,533	162,360
Hartford Financial Services Group, Inc. (The)	5,253	617,805
Loews Corp.	3,217	254,304

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Marsh & McLennan Cos., Inc.	8,740	$1,949,806
MetLife, Inc.	10,650	878,412
Principal Financial Group, Inc.	3,800	326,420
Progressive Corp. (The)	10,516	2,668,540
Prudential Financial, Inc.(g)	6,200	750,820
Travelers Cos., Inc. (The)	3,931	920,326
W.R. Berkley Corp.	5,300	300,669
Willis Towers Watson PLC	1,700	500,701

		18,731,927

Interactive Media & Services 6.1%

Alphabet, Inc. (Class A Stock)	104,000	17,248,400
Alphabet, Inc. (Class C Stock)	85,240	14,251,276
Match Group, Inc.*	4,800	181,632
Meta Platforms, Inc. (Class A Stock)	38,780	22,199,223

		53,880,531

IT Services 1.1%

Accenture PLC (Ireland) (Class A Stock)	11,090	3,920,093
Akamai Technologies, Inc.*	2,700	272,565
Cognizant Technology Solutions Corp. (Class A Stock)	8,900	686,902
EPAM Systems, Inc.*	1,000	199,030
Gartner, Inc.*	1,370	694,261
GoDaddy, Inc. (Class A Stock)*	2,500	391,950
International Business Machines Corp.	16,474	3,642,072
VeriSign, Inc.*	1,380	262,145

		10,069,018

Leisure Products 0.0%

Hasbro, Inc.	2,254	163,009

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	5,098	756,951
Bio-Techne Corp.	2,880	230,198
Charles River Laboratories International, Inc.*	850	167,425
Danaher Corp.	11,520	3,202,790
IQVIA Holdings, Inc.*	3,010	713,280
Mettler-Toledo International, Inc.*	370	554,889
Revvity, Inc.	2,070	264,443
Thermo Fisher Scientific, Inc.	6,772	4,188,956

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 11

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Waters Corp.*(a)	1,020	$367,088
West Pharmaceutical Services, Inc.	1,340	402,214

		10,848,234

Machinery 1.7%

Caterpillar, Inc.	8,596	3,362,068
Cummins, Inc.	2,416	782,277
Deere & Co.	4,530	1,890,505
Dover Corp.	2,462	472,064
Fortive Corp.	6,350	501,206
IDEX Corp.	1,400	300,300
Illinois Tool Works, Inc.	4,786	1,254,267
Ingersoll Rand, Inc.	7,329	719,415
Nordson Corp.	900	236,367
Otis Worldwide Corp.	7,064	734,232
PACCAR, Inc.	9,246	912,395
Parker-Hannifin Corp.	2,288	1,445,604
Pentair PLC	2,846	278,310
Snap-on, Inc.	942	272,907
Stanley Black & Decker, Inc.	2,788	307,042
Westinghouse Air Brake Technologies Corp.	3,060	556,216
Xylem, Inc.	4,350	587,380

		14,612,555

Media 0.5%

Charter Communications, Inc. (Class A Stock)*	1,690	547,695
Comcast Corp. (Class A Stock)	68,520	2,862,080
Fox Corp. (Class A Stock)(a)	4,366	184,813
Fox Corp. (Class B Stock)	2,666	103,441
Interpublic Group of Cos., Inc. (The)	7,288	230,520
News Corp. (Class A Stock)	6,575	175,092
News Corp. (Class B Stock)	2,000	55,900
Omnicom Group, Inc.	3,434	355,041
Paramount Global (Class B Stock)	9,597	101,920

		4,616,502

Metals & Mining 0.4%

Freeport-McMoRan, Inc.	25,842	1,290,032
Newmont Corp.	20,397	1,090,220

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Nucor Corp.	4,212	$633,232
Steel Dynamics, Inc.	2,500	315,200

		3,328,684

Multi-Utilities 0.6%

Ameren Corp.	4,669	408,351
CenterPoint Energy, Inc.	11,879	349,480
CMS Energy Corp.	5,500	388,465
Consolidated Edison, Inc.	6,251	650,917
Dominion Energy, Inc.	15,050	869,739
DTE Energy Co.	3,687	473,448
NiSource, Inc.	8,000	277,200
Public Service Enterprise Group, Inc.	8,794	784,513
Sempra	11,356	949,702
WEC Energy Group, Inc.	5,633	541,782

		5,693,597

Office REITs 0.0%

BXP, Inc.	2,580	207,587

Oil, Gas & Consumable Fuels 3.0%

APA Corp.	6,648	162,610
Chevron Corp.	30,147	4,439,749
ConocoPhillips	20,581	2,166,768
Coterra Energy, Inc.	13,500	323,325
Devon Energy Corp.	11,000	430,320
Diamondback Energy, Inc.	3,380	582,712
EOG Resources, Inc.	10,200	1,253,886
EQT Corp.	10,200	373,728
Exxon Mobil Corp.	78,874	9,245,610
Hess Corp.	4,934	670,037
Kinder Morgan, Inc.	35,580	785,962
Marathon Oil Corp.	10,378	276,366
Marathon Petroleum Corp.	5,976	973,550
Occidental Petroleum Corp.	12,179	627,706
ONEOK, Inc.	10,400	947,752
Phillips 66	7,328	963,265
Targa Resources Corp.	3,800	562,438
Valero Energy Corp.	5,600	756,168
Williams Cos., Inc. (The)	21,992	1,003,935

		26,545,887

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 13

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines 0.1%

Delta Air Lines, Inc.	11,800	$599,322
Southwest Airlines Co.	11,274	334,049
United Airlines Holdings, Inc.*	5,700	325,242

		1,258,613

Personal Care Products 0.1%

Estee Lauder Cos., Inc. (The) (Class A Stock)	4,270	425,676
Kenvue, Inc.	34,800	804,924

		1,230,600

Pharmaceuticals 3.5%

Bristol-Myers Squibb Co.	36,279	1,877,076
Catalent, Inc.*	3,400	205,938
Eli Lilly & Co.	13,997	12,400,502
Johnson & Johnson	42,709	6,921,421
Merck & Co., Inc.	44,993	5,109,405
Pfizer, Inc.	100,563	2,910,293
Viatris, Inc.	22,199	257,730
Zoetis, Inc.	8,100	1,582,578

		31,264,943

Professional Services 0.6%

Amentum Holdings, Inc.*	2,100	67,725
Automatic Data Processing, Inc.	7,348	2,033,412
Broadridge Financial Solutions, Inc.	2,000	430,060
Dayforce, Inc.*	2,900	177,625
Equifax, Inc.	2,230	655,308
Jacobs Solutions, Inc.	2,100	274,890
Leidos Holdings, Inc.	2,400	391,200
Paychex, Inc.	5,725	768,238
Paycom Software, Inc.	850	141,584
Verisk Analytics, Inc.	2,530	677,939

		5,617,981

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	5,300	659,744
CoStar Group, Inc.*	7,400	558,256

		1,218,000

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.3%

AvalonBay Communities, Inc.	2,511	$565,603
Camden Property Trust	1,800	222,354
Equity Residential	6,200	461,652
Essex Property Trust, Inc.	1,100	324,962
Invitation Homes, Inc.	10,200	359,652
Mid-America Apartment Communities, Inc.	1,970	313,033
UDR, Inc.	5,700	258,438

		2,505,694

Retail REITs 0.3%

Federal Realty Investment Trust	1,300	149,461
Kimco Realty Corp.	12,300	285,606
Realty Income Corp.	15,600	989,352
Regency Centers Corp.	3,100	223,913
Simon Property Group, Inc.	5,489	927,751

		2,576,083

Semiconductors & Semiconductor Equipment 10.9%

Advanced Micro Devices, Inc.*	28,728	4,713,690
Analog Devices, Inc.	8,816	2,029,179
Applied Materials, Inc.	14,588	2,947,506
Broadcom, Inc.	82,590	14,246,775
Enphase Energy, Inc.*	2,320	262,206
First Solar, Inc.*	1,800	448,992
Intel Corp.	76,348	1,791,124
KLA Corp.	2,410	1,866,328
Lam Research Corp.	2,292	1,870,455
Microchip Technology, Inc.	9,620	772,390
Micron Technology, Inc.	19,616	2,034,375
Monolithic Power Systems, Inc.	850	785,825
NVIDIA Corp.	436,700	53,032,848
NXP Semiconductors NV (China)	4,560	1,094,446
ON Semiconductor Corp.*	7,800	566,358
Qorvo, Inc.*	1,571	162,284
QUALCOMM, Inc.	19,900	3,383,995
Skyworks Solutions, Inc.	2,800	276,556
Teradyne, Inc.	2,900	388,397
Texas Instruments, Inc.	16,152	3,336,519

		96,010,248

Software 10.1%

Adobe, Inc.*	7,860	4,069,751

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 15

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

ANSYS, Inc.*	1,600	$509,808
Autodesk, Inc.*	3,690	1,016,521
Cadence Design Systems, Inc.*	4,900	1,328,047
Crowdstrike Holdings, Inc. (Class A Stock)*	4,000	1,121,880
Fair Isaac Corp.*	440	855,149
Fortinet, Inc.*	11,400	884,070
Gen Digital, Inc.	10,317	282,995
Intuit, Inc.	4,950	3,073,950
Microsoft Corp.	131,912	56,761,733
Oracle Corp.	28,390	4,837,656
Palantir Technologies, Inc. (Class A Stock)*	36,000	1,339,200
Palo Alto Networks, Inc.*	5,800	1,982,440
PTC, Inc.*	2,000	361,320
Roper Technologies, Inc.	1,940	1,079,494
Salesforce, Inc.	17,260	4,724,235
ServiceNow, Inc.*	3,680	3,291,355
Synopsys, Inc.*	2,720	1,377,381
Tyler Technologies, Inc.*	760	443,627

		89,340,612

Specialized REITs 1.0%

American Tower Corp.	8,250	1,918,620
Crown Castle, Inc.	7,600	901,588
Digital Realty Trust, Inc.	5,500	890,065
Equinix, Inc.	1,706	1,514,297
Extra Space Storage, Inc.	3,700	666,703
Iron Mountain, Inc.	5,105	606,627
Public Storage	2,800	1,018,836
SBA Communications Corp.	1,800	433,260
VICI Properties, Inc.	18,800	626,228
Weyerhaeuser Co.	13,139	444,886

		9,021,110

Specialty Retail 1.9%

AutoZone, Inc.*	290	913,511
Best Buy Co., Inc.	3,700	382,210
CarMax, Inc.*	2,900	224,402
Home Depot, Inc. (The)	17,564	7,116,933
Lowe’s Cos., Inc.	10,166	2,753,461
O’Reilly Automotive, Inc.*	1,030	1,186,148
Ross Stores, Inc.	5,800	872,958
TJX Cos., Inc. (The)	20,028	2,354,091

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Tractor Supply Co.	1,800	$523,674
Ulta Beauty, Inc.*	840	326,861

		16,654,249

Technology Hardware, Storage & Peripherals 7.5%

Apple, Inc.	269,862	62,877,846
Dell Technologies, Inc. (Class C Stock)	5,100	604,554
Hewlett Packard Enterprise Co.	23,202	474,713
HP, Inc.	17,502	627,797
NetApp, Inc.	3,700	456,987
Seagate Technology Holdings PLC	3,700	405,261
Super Micro Computer, Inc.*(a)	910	378,924
Western Digital Corp.*	6,025	411,447

		66,237,529

Textiles, Apparel & Luxury Goods 0.4%

Deckers Outdoor Corp.*	2,760	440,082
Lululemon Athletica, Inc.*	1,900	515,565
NIKE, Inc. (Class B Stock)	21,274	1,880,622
Ralph Lauren Corp.	700	135,709
Tapestry, Inc.	4,500	211,410

		3,183,388

Tobacco 0.6%

Altria Group, Inc.	30,479	1,555,648
Philip Morris International, Inc.	27,579	3,348,091

		4,903,739

Trading Companies & Distributors 0.3%

Fastenal Co.	10,100	721,342
United Rentals, Inc.	1,190	963,579
W.W. Grainger, Inc.	784	814,427

		2,499,348

Water Utilities 0.1%

American Water Works Co., Inc.	3,500	511,840

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 17

Schedule of Investments (continued)

as of September 30, 2024

Description			Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.			8,570	$1,768,505

TOTAL COMMON STOCKS
(cost $137,567,222)				864,584,360

UNAFFILIATED EXCHANGE-TRADED FUND 1.4%
iShares Core S&P 500 ETF
(cost $10,854,811)			22,300	12,863,086

TOTAL LONG-TERM INVESTMENTS
(cost $148,422,033)				877,447,446

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)			8,957,728	8,957,728
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $1,435,848; includes $1,433,557 of cash collateral for securities on loan)(b)(wb)			1,436,423	1,435,848

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,393,576)				10,393,576

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $692,719)	4.799%	12/19/24	700	693,082

TOTAL SHORT-TERM INVESTMENTS (cost $11,086,295)				11,086,658

TOTAL INVESTMENTS 100.5% (cost $159,508,328)				888,534,104
Liabilities in excess of other assets(z) (0.5)%				(4,464,532)

NET ASSETS 100.0%				$884,069,572

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

See Notes to Financial Statements.

18

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,416,462; cash collateral of $1,433,557 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
32	S&P 500 E-Mini Index	Dec. 2024	$9,302,800	$197,992

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$693,082

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 19

Schedule of Investments (continued)

as of September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,829,472	$—	$—
Air Freight & Logistics	3,425,009	—	—
Automobile Components	494,523	—	—
Automobiles	14,543,011	—	—
Banks	27,027,939	—	—
Beverages	11,502,766	—	—
Biotechnology	16,281,000	—	—
Broadline Retail	31,462,575	—	—
Building Products	4,805,047	—	—
Capital Markets	25,888,490	—	—
Chemicals	12,869,972	—	—
Commercial Services & Supplies	4,840,893	—	—
Communications Equipment	7,330,532	—	—
Construction & Engineering	745,375	—	—
Construction Materials	1,157,299	—	—
Consumer Finance	4,697,005	—	—
Consumer Staples Distribution & Retail	16,538,898	—	—
Containers & Packaging	2,069,004	—	—
Distributors	764,316	—	—
Diversified Telecommunication Services	6,176,813	—	—
Electric Utilities	14,468,962	—	—
Electrical Equipment	6,446,008	—	—
Electronic Equipment, Instruments & Components	5,026,396	—	—
Energy Equipment & Services	2,165,078	—	—
Entertainment	10,154,691	—	—
Financial Services	35,473,283	—	—
Food Products	6,365,961	—	—
Gas Utilities	388,388	—	—
Ground Transportation	8,553,318	—	—
Health Care Equipment & Supplies	20,481,901	—	—
Health Care Providers & Services	21,346,593	—	—
Health Care REITs	2,392,267	—	—
Hotel & Resort REITs	232,954	—	—
Hotels, Restaurants & Leisure	16,451,826	—	—
Household Durables	3,463,347	—	—
Household Products	10,424,757	—	—
Independent Power & Renewable Electricity Producers	983,692	—	—
Industrial Conglomerates	3,732,755	—	—
Industrial REITs	2,082,231	—	—
Insurance	18,731,927	—	—
Interactive Media & Services	53,880,531	—	—
IT Services	10,069,018	—	—
Leisure Products	163,009	—	—
Life Sciences Tools & Services	10,848,234	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$14,612,555	$—	$—
Media	4,616,502	—	—
Metals & Mining	3,328,684	—	—
Multi-Utilities	5,693,597	—	—
Office REITs	207,587	—	—
Oil, Gas & Consumable Fuels	26,545,887	—	—
Passenger Airlines	1,258,613	—	—
Personal Care Products	1,230,600	—	—
Pharmaceuticals	31,264,943	—	—
Professional Services	5,617,981	—	—
Real Estate Management & Development	1,218,000	—	—
Residential REITs	2,505,694	—	—
Retail REITs	2,576,083	—	—
Semiconductors & Semiconductor Equipment	96,010,248	—	—
Software	89,340,612	—	—
Specialized REITs	9,021,110	—	—
Specialty Retail	16,654,249	—	—
Technology Hardware, Storage & Peripherals	66,237,529	—	—
Textiles, Apparel & Luxury Goods	3,183,388	—	—
Tobacco	4,903,739	—	—
Trading Companies & Distributors	2,499,348	—	—
Water Utilities	511,840	—	—
Wireless Telecommunication Services	1,768,505	—	—
Unaffiliated Exchange-Traded Fund	12,863,086	—	—
Short-Term Investments
Affiliated Mutual Funds	10,393,576	—	—
U.S. Treasury Obligation	—	693,082	—

Total	$887,841,022	$693,082	$—

Other Financial Instruments*
Assets
Futures Contracts	$197,992	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 21

Schedule of Investments (continued)

as of September 30, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	10.9%
Software	10.1
Technology Hardware, Storage & Peripherals	7.5
Interactive Media & Services	6.1
Financial Services	4.0
Broadline Retail	3.6
Pharmaceuticals	3.5
Banks	3.1
Oil, Gas & Consumable Fuels	3.0
Capital Markets	2.9
Health Care Providers & Services	2.4
Health Care Equipment & Supplies	2.3
Insurance	2.1
Aerospace & Defense	1.9
Specialty Retail	1.9
Consumer Staples Distribution & Retail	1.9
Hotels, Restaurants & Leisure	1.9
Biotechnology	1.8
Machinery	1.7
Automobiles	1.7
Electric Utilities	1.6
Chemicals	1.5
Unaffiliated Exchange-Traded Fund	1.4
Beverages	1.3
Life Sciences Tools & Services	1.2
Household Products	1.2
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	1.2
Entertainment	1.2
IT Services	1.1
Specialized REITs	1.0
Ground Transportation	1.0
Communications Equipment	0.8
Electrical Equipment	0.7
Food Products	0.7
Diversified Telecommunication Services	0.7
Multi-Utilities	0.6
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.6

Commercial Services & Supplies	0.6%
Building Products	0.5
Consumer Finance	0.5
Media	0.5
Industrial Conglomerates	0.4
Household Durables	0.4
Air Freight & Logistics	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Retail REITs	0.3
Residential REITs	0.3
Trading Companies & Distributors	0.3
Health Care REITs	0.3
Energy Equipment & Services	0.3
Industrial REITs	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.1
Personal Care Products	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Automobile Components	0.1
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

* Less than 0.05%

See Notes to Financial Statements.

22

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$197,992	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$2,560,255

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$707,859

For the year ended September 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,561,710

*	Average volume is based on average quarter end balances for the year ended September 30, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 23

Schedule of Investments (continued)

as of September 30, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,416,462	$(1,416,462)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities

as of September 30, 2024

Assets
Investments at value, including securities on loan of $1,416,462:
Unaffiliated investments (cost $148,923,327)	$877,389,708
Affiliated investments (cost $10,585,001)	11,144,396
Receivable for Fund shares sold	440,035
Dividends and interest receivable	429,214
Receivable for investments sold	134,769
Due from broker—variation margin futures	36,800
Prepaid expenses	9,208

Total Assets	889,584,130

Liabilities
Payable for Fund shares purchased	3,743,394
Payable to broker for collateral for securities on loan	1,433,557
Accrued expenses and other liabilities	152,445
Distribution fee payable	112,192
Management fee payable	56,815
Affiliated transfer agent fee payable	16,155

Total Liabilities	5,514,558

Net Assets	$884,069,572

Net assets were comprised of:
Shares of beneficial interest, at par	$19,825
Paid-in capital in excess of par	120,034,889
Total distributable earnings (loss)	764,014,858

Net assets, September 30, 2024	$884,069,572

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 25

Statement of Assets and Liabilities

as of September 30, 2024

Class A

Net asset value and redemption price per share,
($336,182,177 ÷ 7,580,435 shares of beneficial interest issued and outstanding)	$44.35
Maximum sales charge (3.25% of offering price)	1.49

Maximum offering price to public	$45.84

Class C

Net asset value, offering price and redemption price per share,
($38,286,584 ÷ 887,269 shares of beneficial interest issued and outstanding)	$43.15

Class I

Net asset value, offering price and redemption price per share,
($132,471,644 ÷ 2,953,601 shares of beneficial interest issued and outstanding)	$44.85

Class Z

Net asset value, offering price and redemption price per share,
($208,314,418 ÷ 4,645,093 shares of beneficial interest issued and outstanding)	$44.85

Class R6

Net asset value, offering price and redemption price per share,
($168,814,749 ÷ 3,758,652 shares of beneficial interest issued and outstanding)	$44.91

See Notes to Financial Statements.

26

Statement of Operations

Year Ended September 30, 2024

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $2,926 foreign withholding tax)	$11,504,201

Affiliated dividend income	598,786

Interest income	51,693

Income from securities lending, net (including affiliated income of $3,659)	5,624

Total income	12,160,304

Expenses

Management fee	1,206,186

Distribution fee(a)	1,318,451

Transfer agent’s fees and expenses (including affiliated expense of $100,155)(a)	682,396

Custodian and accounting fees	76,078

Registration fees(a)	72,239

Shareholders’ reports	48,745

Professional fees	45,291

Audit fee	26,156

Trustees’ fees	20,380

Miscellaneous	40,961

Total expenses	3,536,883
Less: Fee waiver and/or expense reimbursement(a)	(562,886)

Net expenses	2,973,997

Net investment income (loss)	9,186,307

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $32,430)	24,892,646
Futures transactions	2,560,255

27,452,901

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $142,007)	205,761,835
Futures	707,859

206,469,694

Net gain (loss) on investment transactions	233,922,595

Net Increase (Decrease) In Net Assets Resulting From Operations	$243,108,902

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	917,049	401,402	—	—	—
Transfer agent’s fees and expenses	296,363	42,617	87,224	254,443	1,749
Registration fees	22,534	15,130	8,383	13,759	12,433
Fee waiver and/or expense reimbursement	(213,956)	(28,099)	(87,217)	(137,046)	(96,568)

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 27

Statements of Changes in Net Assets

	Year Ended September 30,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,186,307	$8,684,128
Net realized gain (loss) on investment transactions	27,452,901	76,915,932
Net change in unrealized appreciation (depreciation) on investments	206,469,694	42,130,446

Net increase (decrease) in net assets resulting from operations	243,108,902	127,730,506

Dividends and Distributions
Distributions from distributable earnings
Class A	(34,982,269)	(36,264,271)
Class C	(4,963,062)	(6,097,928)
Class I	(15,030,163)	(17,888,896)
Class Z	(23,013,759)	(24,479,615)
Class R6	(7,799,669)	(8,627,624)

	(85,788,922)	(93,358,334)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	189,689,791	61,513,891
Net asset value of shares issued in reinvestment of dividends and distributions	85,458,336	92,986,387
Cost of shares purchased	(213,617,876)	(158,046,654)

Net increase (decrease) in net assets from Fund share transactions	61,530,251	(3,546,376)

Total increase (decrease)	218,850,231	30,825,796

Net Assets:

Beginning of year	665,219,341	634,393,545

End of year	$884,069,572	$665,219,341

See Notes to Financial Statements.

28

Financial Highlights

Class A Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$37.23	$35.72	$47.35	$47.07	$48.46
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.42	0.42	0.42	0.60
Net realized and unrealized gain (loss) on investment transactions	11.59	6.42	(6.76)	11.36	6.00
Total from investment operations	11.99	6.84	(6.34)	11.78	6.60
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.45)	(0.40)	(0.72)	(0.59)
Distributions from net realized gains	(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(4.87)	(5.33)	(5.29)	(11.50)	(7.99)
Net asset value, end of year	$44.35	$37.23	$35.72	$47.35	$47.07
Total Return(b):	35.61%	20.99%	(15.91)%	29.24%	14.72%

Ratios/Supplemental Data:
Net assets, end of year (000)	$336,182	$272,959	$248,714	$337,161	$295,551
Average net assets (000)	$305,683	$270,969	$313,531	$331,222	$285,833
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.52%	0.54%	0.52%	0.52%	0.53%
Expenses before waivers and/or expense reimbursement	0.59%	0.61%	0.59%	0.59%	0.60%
Net investment income (loss)	1.00%	1.15%	0.97%	0.92%	1.35%
Portfolio turnover rate(d)	15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 29

Financial Highlights (continued)

Class C Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$36.35	$34.95	$46.45	$46.37	$47.92
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.16	0.12	0.12	0.30
Net realized and unrealized gain (loss) on investment transactions	11.32	6.28	(6.63)	11.17	5.92
Total from investment operations	11.42	6.44	(6.51)	11.29	6.22
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.16)	(0.10)	(0.43)	(0.37)
Distributions from net realized gains	(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(4.62)	(5.04)	(4.99)	(11.21)	(7.77)
Net asset value, end of year	$43.15	$36.35	$34.95	$46.45	$46.37
Total Return(b):	34.63%	20.11%	(16.48)%	28.37%	13.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,287	$39,868	$46,543	$66,318	$66,347
Average net assets (000)	$40,140	$44,481	$61,900	$67,968	$67,889
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	1.24%	1.21%	1.19%	1.20%
Expenses before waivers and/or expense reimbursement	1.33%	1.31%	1.28%	1.26%	1.27%
Net investment income (loss)	0.27%	0.46%	0.28%	0.26%	0.69%
Portfolio turnover rate(d)	15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class I Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$37.60	$36.06	$47.75	$47.38	$48.70
Income (loss) from investment operations:
Net investment income (loss)	0.53	0.56	0.57	0.58	0.77
Net realized and unrealized gain (loss) on investment transactions	11.72	6.46	(6.81)	11.44	6.03
Total from investment operations	12.25	7.02	(6.24)	12.02	6.80
Less Dividends and Distributions:
Dividends from net investment income	(0.58)	(0.60)	(0.56)	(0.87)	(0.72)
Distributions from net realized gains	(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(5.00)	(5.48)	(5.45)	(11.65)	(8.12)
Net asset value, end of year	$44.85	$37.60	$36.06	$47.75	$47.38
Total Return(b):	36.08%	21.38%	(15.63)%	29.69%	15.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$132,472	$113,462	$120,778	$172,635	$142,746
Average net assets (000)	$124,605	$122,167	$161,968	$164,271	$204,880
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	1.33%	1.51%	1.30%	1.26%	1.72%
Portfolio turnover rate(d)	15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 31

Financial Highlights (continued)

Class Z Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$37.60	$36.05	$47.74	$47.37	$48.70
Income (loss) from investment operations:
Net investment income (loss)	0.51	0.53	0.55	0.56	0.74
Net realized and unrealized gain (loss) on investment transactions	11.72	6.47	(6.82)	11.44	6.02
Total from investment operations	12.23	7.00	(6.27)	12.00	6.76
Less Dividends and Distributions:
Dividends from net investment income	(0.56)	(0.57)	(0.53)	(0.85)	(0.69)
Distributions from net realized gains	(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(4.98)	(5.45)	(5.42)	(11.63)	(8.09)
Net asset value, end of year	$44.85	$37.60	$36.05	$47.74	$47.37
Total Return(b):	36.00%	21.32%	(15.68)%	29.62%	15.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$208,314	$177,388	$160,674	$265,893	$244,155
Average net assets (000)	$195,726	$176,709	$238,154	$263,618	$253,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.25%	0.24%	0.24%	0.25%
Expenses before waivers and/or expense reimbursement	0.32%	0.32%	0.31%	0.31%	0.32%
Net investment income (loss)	1.27%	1.44%	1.24%	1.20%	1.64%
Portfolio turnover rate(d)	15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$37.65	$36.09	$47.78	$47.40	$48.72
Income (loss) from investment operations:
Net investment income (loss)	0.55	0.58	0.60	0.58	0.75
Net realized and unrealized gain (loss) on investment transactions	11.73	6.48	(6.83)	11.46	6.05
Total from investment operations	12.28	7.06	(6.23)	12.04	6.80
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.62)	(0.57)	(0.88)	(0.72)
Distributions from net realized gains	(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(5.02)	(5.50)	(5.46)	(11.66)	(8.12)
Net asset value, end of year	$44.91	$37.65	$36.09	$47.78	$47.40
Total Return(b):	36.13%	21.48%	(15.59)%	29.72%	15.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$168,815	$61,543	$57,685	$25,961	$13,960
Average net assets (000)	$137,968	$61,657	$38,530	$19,506	$12,526
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12%	0.14%	0.14%	0.16%	0.18%
Expenses before waivers and/or expense reimbursement	0.19%	0.21%	0.21%	0.23%	0.30%
Net investment income (loss)	1.37%	1.56%	1.39%	1.25%	1.69%
Portfolio turnover rate(d)	15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 33

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Index Fund (formerly known as PGIM Quant Solutions Stock Index Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

34

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

PGIM Quant Solutions Large-Cap Index Fund 35

Notes to Financial Statements (continued)

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous.

36

Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

PGIM Quant Solutions Large-Cap Index Fund 37

Notes to Financial Statements (continued)

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2026 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2026, to limit transfer agency, shareholder servicing, sub-transfer

38

agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

I	N/A	N/A

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales

PGIM Quant Solutions Large-Cap Index Fund 39

Notes to Financial Statements (continued)

charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$76,695	$—

C	—	4,596

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

40

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$117,548,089	$123,520,994

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the year ended September 30, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)

$ 616,785	$ 81,145	$ 120,723	$143,297	$30,316	$ 750,820	6,200	$33,865

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wb)

11,116,185	122,320,789	124,479,246	—	—	8,957,728	8,957,728	564,921

PGIM Institutional Money Market Fund (7-day effective yield 5.160%)(1)(b)(wb)

669,861	51,571,930	50,806,767	(1,290)	2,114	1,435,848	1,436,423	3,659	(2)

$11,786,046	$173,892,719	$175,286,013	$ (1,290)	$ 2,114	$10,393,576		$568,580

$12,402,831	$173,973,864	$175,406,736	$142,007	$32,430	$11,144,396		$602,445

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$8,724,941	$77,063,981	$—	$85,788,922

PGIM Quant Solutions Large-Cap Index Fund 41

Notes to Financial Statements (continued)

For the year ended September 30, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$8,809,515	$84,548,819	$—	$93,358,334

For the year ended September 30, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$17,902,547	$19,197,372

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$161,817,153	$734,757,986	$(7,843,043)	$726,914,943

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, corporate actions adjustments, mark-to-market of futures contracts and other GAAP to tax differences.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

42

approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	64,195	1.4%

R6	2,115,290	56.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	61.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended September 30, 2024:
Shares sold	313,712	$12,427,843
Shares issued in reinvestment of dividends and distributions	986,936	34,730,283
Shares purchased	(1,220,944)	(47,944,716)
Net increase (decrease) in shares outstanding before conversion	79,704	(786,590)
Shares issued upon conversion from other share class(es)	193,506	7,652,587
Shares purchased upon conversion into other share class(es)	(25,038)	(943,543)
Net increase (decrease) in shares outstanding	248,172	$5,922,454

Year ended September 30, 2023:
Shares sold	235,474	$8,717,139
Shares issued in reinvestment of dividends and distributions	1,084,728	35,969,576
Shares purchased	(1,143,383)	(41,603,045)
Net increase (decrease) in shares outstanding before conversion	176,819	3,083,670
Shares issued upon conversion from other share class(es)	210,419	7,643,297
Shares purchased upon conversion into other share class(es)	(17,474)	(641,825)
Net increase (decrease) in shares outstanding	369,764	$10,085,142

PGIM Quant Solutions Large-Cap Index Fund 43

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class C
Year ended September 30, 2024:
Shares sold	88,998	$3,370,158
Shares issued in reinvestment of dividends and distributions	143,885	4,956,851
Shares purchased	(234,456)	(8,919,487)
Net increase (decrease) in shares outstanding before conversion	(1,573)	(592,478)
Shares purchased upon conversion into other share class(es)	(207,804)	(8,024,606)

Net increase (decrease) in shares outstanding	(209,377)	$(8,617,084)

Year ended September 30, 2023:
Shares sold	113,770	$4,083,394
Shares issued in reinvestment of dividends and distributions	187,190	6,094,916
Shares purchased	(316,729)	(11,357,490)
Net increase (decrease) in shares outstanding before conversion	(15,769)	(1,179,180)
Shares purchased upon conversion into other share class(es)	(219,387)	(7,800,666)

Net increase (decrease) in shares outstanding	(235,156)	$(8,979,846)

Class I
Year ended September 30, 2024:
Shares sold	189,094	$7,242,135
Shares issued in reinvestment of dividends and distributions	423,249	15,025,334
Shares purchased	(679,065)	(26,625,471)
Net increase (decrease) in shares outstanding before conversion	(66,722)	(4,358,002)
Shares issued upon conversion from other share class(es)	5,218	212,332
Shares purchased upon conversion into other share class(es)	(2,113)	(91,301)

Net increase (decrease) in shares outstanding	(63,617)	$(4,236,971)

Year ended September 30, 2023:
Shares sold	261,665	$9,746,509
Shares issued in reinvestment of dividends and distributions	535,437	17,883,604
Shares purchased	(1,138,312)	(41,323,094)
Net increase (decrease) in shares outstanding before conversion	(341,210)	(13,692,981)
Shares issued upon conversion from other share class(es)	8,952	326,318

Net increase (decrease) in shares outstanding	(332,258)	$(13,366,663)

44

Share Class	Shares	Amount

Class Z
Year ended September 30, 2024:
Shares sold	607,126	$24,092,660
Shares issued in reinvestment of dividends and distributions	646,190	22,946,199
Shares purchased	(1,349,422)	(53,609,093)
Net increase (decrease) in shares outstanding before conversion	(96,106)	(6,570,234)
Shares issued upon conversion from other share class(es)	29,014	1,110,571
Shares purchased upon conversion into other share class(es)	(5,392)	(234,868)
Net increase (decrease) in shares outstanding	(72,484)	$(5,694,531)

Year ended September 30, 2023:
Shares sold	776,670	$29,155,137
Shares issued in reinvestment of dividends and distributions	730,421	24,410,667
Shares purchased	(1,259,031)	(46,125,865)
Net increase (decrease) in shares outstanding before conversion	248,060	7,439,939
Shares issued upon conversion from other share class(es)	15,501	568,048
Shares purchased upon conversion into other share class(es)	(2,904)	(99,373)
Net increase (decrease) in shares outstanding	260,657	$7,908,614

Class R6
Year ended September 30, 2024:
Shares sold	3,866,170	$142,556,995
Shares issued in reinvestment of dividends and distributions	219,523	7,799,669
Shares purchased	(1,969,157)	(76,519,109)
Net increase (decrease) in shares outstanding before conversion	2,116,536	73,837,555
Shares issued upon conversion from other share class(es)	7,320	318,828
Net increase (decrease) in shares outstanding	2,123,856	$74,156,383

Year ended September 30, 2023:
Shares sold	264,214	$9,811,712
Shares issued in reinvestment of dividends and distributions	258,080	8,627,624
Shares purchased	(485,931)	(17,637,160)
Net increase (decrease) in shares outstanding before conversion	36,363	802,176
Shares issued upon conversion from other share class(es)	115	4,201
Net increase (decrease) in shares outstanding	36,478	$806,377

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Quant Solutions Large-Cap Index Fund 45

Notes to Financial Statements (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended September 30, 2024. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $6,139,250, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $10,433,000. At September 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

46

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

PGIM Quant Solutions Large-Cap Index Fund 47

Notes to Financial Statements (continued)

conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the industrials and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 8 and Shareholders of PGIM Quant Solutions Large-Cap Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Quant Solutions Large-Cap Index Fund (one of the funds constituting Prudential Investment Portfolios 8, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 21, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Quant Solutions Large-Cap Index Fund 49

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Large-Cap Index Fund

(formerly, PGIM Quant Solutions Stock Index Fund)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Index Fund (formerly, PGIM Quant Solutions Stock Index Fund) (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	PGIM Quant Solutions Large-Cap Index Fund is a series of Prudential Investment Portfolios 8.

PGIM Quant Solutions Large-Cap Index Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM Quant Solutions Large-Cap Index Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgim.com/investments

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board and PGIM Investments agreed to retain the existing management fee waiver, so that the effective management fee rate is 0.08% through January 31, 2025.
•

The Board and PGIM Investments also agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.18% for Class R6 shares through January 31, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Large-Cap Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Securitized Credit Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Securitized Credit Fund	1
Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 87.1%

ASSET-BACKED SECURITIES 49.2%

Automobiles 2.2%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class F, 144A	9.892%	05/17/32		785	$799,783
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-05A, Class C, 144A	6.850	04/20/28		1,000	1,028,568
Series 2024-01A, Class C, 144A	6.480	06/20/30		700	721,845
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.880(c)	12/26/31		1,202	1,201,917
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		675	675,392
Series 2024-SN01, Class D, 144A	6.360	07/16/29		1,000	1,026,716
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.595(c)	05/20/32		1,377	1,383,818
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		900	860,194
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,106,270
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,044,436
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		108	108,938
Series 2022-C, Class E, 144A	11.366	12/15/32		79	80,760
Series 2023-A, Class E, 144A	10.068	06/15/33		123	124,959
Series 2023-B, Class G, 144A	17.128	12/15/33		866	884,773
Series 2024-A, Class E, 144A	7.762	06/15/32		1,500	1,504,153
Santander Bank NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		600	599,969
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27		750	733,200

					13,885,691

Collateralized Loan Obligations 40.3%

AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.536(c)	07/15/35	EUR	4,000	4,457,520
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.381(c)	04/28/37		3,124	3,148,857
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.293(c)	07/22/37		2,000	2,012,473

See Notes to Financial Statements.

PGIM Securitized Credit Fund 1

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Anchorage Capital CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733%(c)	07/15/34		500	$500,464
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.413(c)	10/15/34		1,075	1,079,372
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.438(c)	01/22/38	EUR	1,000	1,128,341
Ares European CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	4.465(c)	10/15/31	EUR	2,234	2,485,558
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.641(c)	07/26/31		388	388,433
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.033(c)	10/23/32		4,000	4,018,211
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.951(c)	07/15/30		500	501,186
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.035(c)	04/15/35	EUR	750	826,346
Bain Capital Euro CLO DAC (Ireland),
Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	4.428(c)	01/20/32	EUR	1,028	1,141,473
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32		495	495,389
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.485(c)	07/25/35	EUR	2,000	2,229,979
Series 2020-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.438(c)	10/21/34	EUR	2,500	2,779,122
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.505(c)	04/24/34	EUR	2,200	2,438,295
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	04/20/35		825	827,317
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	10/20/35		1,150	1,188,623

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Barrow Hanley CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	9.474%(c)	04/20/37		1,250	$1,261,783
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.611(c)	07/18/30		252	251,860
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.663(c)	07/15/31		2,132	2,145,982
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.715(c)	01/25/35		500	500,431
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.443(c)	05/17/31		500	502,661
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	03/09/34		2,000	2,001,740
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.577(c)	01/17/32		653	653,743
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.510(c)	08/20/32		1,700	1,701,167
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.235(c)	01/15/33	EUR	1,500	1,667,281
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.101(c)	07/15/37		2,000	2,003,283
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.385(c)	07/15/34	EUR	5,125	5,693,462
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.435(c)	10/15/35	EUR	500	557,476
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.382(c)	01/20/32		1,872	1,872,384
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.292(c)	11/15/31	EUR	937	1,041,238
Carysfort Park CLO DAC (Ireland),
Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.936(c)	07/28/34	EUR	2,000	2,200,132

See Notes to Financial Statements.

PGIM Securitized Credit Fund 3

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.151%(c)	01/15/32		3,000	$3,007,643
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	07/20/31		307	307,296
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	9.333(c)	07/15/37		2,000	1,994,058
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.735(c)	01/15/34	EUR	1,500	1,669,750
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		4,000	4,008,688
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.396(c)	01/20/34		3,000	3,000,145
Series 2020-30A, Class B1R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.916(c)	01/20/34		2,000	1,997,483
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.935(c)	01/25/37		2,400	2,423,566
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	9.485(c)	01/25/37		1,000	1,012,313
Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.081(c)	03/15/34	EUR	1,500	1,663,208
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class B1RR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.842(c)	08/15/32	EUR	2,500	2,782,769
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.111(c)	09/15/31	EUR	2,003	2,218,724
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	3,927	4,363,516
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.813(c)	01/15/34		800	800,233
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.040(c)	10/15/37		2,500	2,500,015
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	7.452(c)	04/20/37		1,500	1,507,372

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	9.582%(c)	04/20/37		1,500	$1,500,790
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.351(c)	10/14/35		1,000	1,006,071
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.832(c)	04/15/33		750	750,826
Harvest CLO DAC (Ireland),
Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.298(c)	07/25/37	EUR	2,000	2,229,388
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.241(c)	05/27/34	EUR	750	828,644
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.822(c)	07/18/38	EUR	3,000	3,339,176
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37		4,000	4,037,484
HPS Loan Management Ltd. (Cayman Islands),
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.431(c)	10/15/30		3,264	3,266,026
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.485(c)	10/15/34	EUR	1,500	1,663,045
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A2, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 0.000%)	7.348(c)	01/16/33		2,000	1,998,161
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.335(c)	07/15/34	EUR	3,250	3,585,926
Invesco Euro CLO DAC (Ireland),
Series 03A, Class DR, 144A, 3 Month EURIBOR + 3.850% (Cap N/A, Floor 3.850%)	7.293(c)	10/30/38	EUR	3,000	3,340,532
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.385(c)	04/15/33	EUR	2,000	2,217,402
Jamestown CLO Ltd. (Cayman Islands),
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	8.813(c)	07/25/35		3,000	3,054,489

See Notes to Financial Statements.

PGIM Securitized Credit Fund 5

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.965%(c)	04/15/31	EUR	500	$547,658
Katayma CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	10/20/36		1,000	1,008,504
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.481(c)	07/18/30		260	260,246
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.429(c)	04/15/37		3,000	3,022,762
Series 49A, Class B1, 144A, 3 Month SOFR + 7.772% (Cap N/A, Floor 2.490%)	7.772(c)	07/20/35		7,500	7,507,545
LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.194(c)	07/20/34		350	349,562
Madison Park Euro Funding DAC (Ireland),
Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.435(c)	01/15/32	EUR	4,442	4,917,804
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32		1,500	1,501,322
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.667(c)	07/17/34		750	750,041
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.821(c)	10/22/34		4,750	4,753,125
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.787(c)	10/17/34		500	500,611
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.344(c)	04/21/31		250	251,084
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.603(c)	07/15/29		5	5,269
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	6.593(c)	10/23/34		2,500	2,502,110
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.092(c)	05/15/37	EUR	3,000	3,412,018
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.343(c)	07/15/31		750	751,965

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Nassau Euro CLO DAC (Ireland),
Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	7.661%(c)	07/20/38	EUR	2,000	$2,230,134
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397(c)	07/20/37		3,500	3,506,328
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.397(c)	09/16/31		2,000	2,017,304
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.897(c)	09/16/31		1,500	1,503,232
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	04/22/30		243	243,197
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.723(c)	07/15/34		1,100	1,100,040
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.557(c)	04/17/30		1,151	1,152,854
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.801(c)	01/15/37		3,000	3,047,288
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.821(c)	04/20/37		1,000	1,013,985
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.682(c)	01/20/35		1,000	1,001,562
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.432(c)	01/20/35		1,000	1,005,928
OZLM Ltd. (Cayman Islands),
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	6.502(c)	04/20/33		1,550	1,552,265
Palmer Square European CLO DAC (Ireland),
Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,395,536
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	10/20/31		468	468,348
Penta CLO DAC (Ireland),
Series 2017-03A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.462(c)	04/17/35	EUR	1,000	1,113,406

See Notes to Financial Statements.

PGIM Securitized Credit Fund 7

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Penta CLO DAC (Ireland), (cont’d.)
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.252%(c)	10/20/37	EUR	3,500	$3,883,253
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.763(c)	07/15/34		2,000	2,000,000
Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.311(c)	01/15/33		2,000	2,000,342
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.811(c)	01/15/33		3,000	3,000,513
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.802(c)	01/20/36		1,500	1,500,999
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.724(c)	10/20/34		1,000	1,000,254
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.805(c)	04/24/37	EUR	1,000	1,120,288
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	8.005(c)	04/24/37	EUR	1,250	1,401,803
Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	923,437
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.938(c)	04/20/34	EUR	2,000	2,200,362
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.425(c)	07/25/31		3,302	3,303,451
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	04/20/33		2,764	2,767,818
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.835(c)	04/25/37		3,600	3,609,519
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.024(c)	10/20/37		5,000	5,000,865
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.071(c)	07/18/37		2,000	2,003,875

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.072%(c)	01/20/37		1,000	$1,005,974
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.611(c)	01/26/31		409	408,870
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.615(c)	10/23/31		1,848	1,850,585
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	760,584
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	10/20/33		2,000	2,010,589
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	7.046(c)	08/16/34		5,000	5,004,647
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132(c)	10/20/32		1,000	1,000,072
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.535(c)	07/25/34	EUR	3,000	3,358,713
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	5.735(c)	04/15/35	EUR	2,000	2,224,240
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class B1RR, 144A, 3 Month SOFR + 1.930% (Cap N/A, Floor 1.930%)	7.215(c)	10/25/32		4,500	4,498,609
Trimaran Cavu Ltd.,
Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.744(c)	07/20/32		500	502,428
Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.742(c)	07/20/35		1,000	1,004,905
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.578(c)	04/25/37		2,500	2,528,184
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.823(c)	01/15/32		1,726	1,729,301
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.128(c)	04/20/37		800	804,510

See Notes to Financial Statements.

PGIM Securitized Credit Fund 9

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.501%(c)	04/15/33	2,000	$2,001,010
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A2R2, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.063(c)	10/15/34	500	500,512
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.936(c)	04/16/36	2,000	2,072,329

				247,152,195

Consumer Loans 2.2%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29	1,000	1,012,097
Series 2024-A, Class 1E, 144A	9.170	02/15/29	900	921,844
Series 2024-B, Class D, 144A	5.500	09/15/29	500	500,295
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880	06/25/59	7,200	7,281,420
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34	1,180	1,193,839
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,635,241

				13,544,736

Credit Cards 0.1%

Master Credit Card Trust II (Canada),
Series 2022-01A, Class C, 144A	2.270	07/21/26	500	494,786

Equipment 0.1%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30	500	513,625

Home Equity Loans 1.5%

JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.446(c)	05/25/54	705	710,641
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.046(c)	10/20/54	1,800	1,803,290

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591%(cc)	05/25/44		2,816		$2,865,084
Towd Point Mortgage Trust,
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		3,799		3,844,648

						9,223,663

Other 2.6%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		447		464,325
Series 2023-04C, Class A, 144A	6.480	03/20/57		923		961,440
Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,237		2,304,917
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41		1,800		1,720,627
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		2,400		2,302,595
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.761(c)	10/16/25		150		148,335
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028(c)	12/25/27		5,000		5,022,384
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		263		271,971
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		600		600,009
Series 2024-03A, Class A2, 144A	5.880	10/30/59		2,100		2,098,905

						15,895,508

Residential Mortgage-Backed Securities 0.0%

TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	192		164,720

						164,721

See Notes to Financial Statements.

PGIM Securitized Credit Fund 11

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.2%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	8.030%(c)	06/25/47	812	$820,931
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48	957	248,603

				1,069,534

TOTAL ASSET-BACKED SECURITIES (cost $296,663,941)				301,944,459

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.8%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	520	407,289
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	200	152,650
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	74,325
BANK,
Series 2021-BN38, Class A1	1.274	12/15/64	490	471,095
BANK5,
Series 2023-05YR02, Class XA, IO	0.774(cc)	07/15/56	49,879	896,208
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56	9,000	1,007,335
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56	4,500	551,052
Series 2024-05YR08, Class XD, IO, 144A	2.999(cc)	08/15/57	13,643	1,537,342
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	100	92,534
Series 2016-ETC, Class C, 144A	3.391	08/14/36	100	90,218
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	212,048
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	1,000	920,323
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	1,000	903,199
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	990	862,841
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.351(c)	10/15/37	7,660	7,645,637
Series 2024-05C25, Class XD, IO, 144A	3.377(cc)	03/15/57	14,404	1,683,671
Series 2024-C24, Class XB, IO	1.571(cc)	02/15/57	5,200	504,986
Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.502(cc)	12/15/28	8,634	1,068,786
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.686(c)	07/15/41	3,900	3,893,906
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.785(c)	08/15/26	5,630	5,626,553

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.485%(cc)	11/15/56		9,500	$747,679
Series 2024-05C03, Class XD, IO, 144A	3.088(cc)	02/15/57		12,604	1,355,800
Series 2024-05C04, Class XD, IO, 144A	3.004(cc)	05/15/57		5,500	558,065
Series 2024-05C05, Class XD, IO, 144A	2.709(cc)	02/15/57		18,900	1,881,179
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	6.361(c)	09/15/38		355	347,900
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.911(c)	09/15/38		3,050	2,981,375
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.561(c)	09/15/38		761	743,878
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38		2,000	2,091,053
BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.137(c)	01/17/39		1,010	967,646
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.592(c)	10/15/41		3,000	3,000,007
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	6.892(c)	10/15/41		3,100	3,104,838
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	7.341(c)	10/15/41		1,300	1,299,999
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.788(c)	08/15/39		4,100	4,105,125
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.187(c)	03/15/41		1,800	1,805,625
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.237(c)	07/15/29		6,400	6,384,000
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44		5,000	5,249,355
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44		16,500	516,302
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,389,118
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	46,022
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.393(c)	05/15/35		1,232	1,211,085
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	6.990(c)	08/07/30	GBP	120	159,830
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.590(c)	08/07/30	GBP	56	72,235

See Notes to Financial Statements.

PGIM Securitized Credit Fund 13

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673%(cc)	09/10/35		350	$330,772
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39		1,830	1,871,171
Series 2024-ELM, Class D15, 144A	6.897(cc)	06/10/39		2,750	2,815,199
Fashion Show Mall LLC,
Series 2024-SHOW, Class A, 144A	5.274(cc)	10/10/29		500	498,659
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.753(cc)	11/25/25		976	5,644
Series K058, Class X1, IO	1.030(cc)	08/25/26		3,400	49,840
FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		90,958	99,735
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.761(c)	10/15/36		1,950	1,928,211
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.761(c)	10/15/36		140	139,499
Series 2024-RVR, Class B, 144A	5.723(cc)	08/10/29		8,000	8,068,420
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)	7.342(c)	10/15/39		1,190	1,188,884
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47		59	59,277
Series 2015-C33, Class XB, IO	0.516(cc)	12/15/48		1,620	5,333
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		600	244,200
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.449(c)	08/17/33	EUR	98	108,250
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.686(c)	06/15/26		3,120	3,106,350
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.812(c)	04/15/38		1,432	1,423,013
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4	3.338	03/15/48		1,000	990,704
Series 2015-C21, Class XB, IO, 144A	0.404(cc)	03/15/48		10,000	4,785
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A	3.170	11/10/36		1,270	1,238,578
Series 2019-MEAD, Class D, 144A	3.283(cc)	11/10/36		1,550	1,446,892
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		525	479,561

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.911%(c)	03/15/36		5,000	$4,871,875
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.161(c)	03/15/36		1,500	1,442,812
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.311(c)	03/15/36		1,000	955,312
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.711(c)	03/15/36		850	805,906
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.961(c)	03/15/36		400	376,125
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.461(c)	01/15/36		600	559,500
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	2,000	2,627,313
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.836(c)	11/15/38		249	247,083
Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.580(c)	05/17/31	GBP	248	330,029
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.080(c)	08/17/31	GBP	160	211,584
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	7.530(c)	05/17/34	GBP	1,850	2,468,955
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.563(cc)	12/15/48		6,400	30,177
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.611(c)	05/15/31		1,100	1,071,469
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.711(c)	05/15/31		690	671,598
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.711(c)	05/15/31		1,000	952,500
Series 2024-01CHI, Class D, 144A	6.932(cc)	07/15/35		3,200	3,248,849
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		3,500	3,527,381
Series 2024-05C1, Class XD, IO, 144A	2.863(cc)	07/15/57		13,169	1,421,716

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $120,600,255)					121,543,275

See Notes to Financial Statements.

PGIM Securitized Credit Fund 15

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 1.3%

Banks 1.3%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300%(ff)	01/28/25(oo)	3,150	$3,135,171
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	3,255	3,236,283
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	1,500	1,482,941

				7,854,395

Media 0.0%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27(d)	75	966
Sec’d. Notes, 144A (original cost $17,188; purchased 01/31/24)(f)	5.375	08/15/26(d)	250	2,931

				3,897

Pipelines 0.0%

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	143,197

TOTAL CORPORATE BONDS (cost $7,857,586)				8,001,489

FLOATING RATE AND OTHER LOANS 0.2%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%	9.966(c)	11/17/28	350	332,062

Commercial Services 0.1%

Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	300	291,711

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	14	13,388

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment 0.0%

Allen Media LLC,
Term Loan B, 3 Month SOFR + 5.650%	10.254%(c)	02/10/27	291	$185,418

Media 0.0%

Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	47	56,302
First Lien Term Loan, 1 Month SOFR + 10.005%^	15.301(c)	05/25/26	22	19,947
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26	459	4,939

				81,188

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,217,157)				903,767

RESIDENTIAL MORTGAGE-BACKED SECURITIES 16.6%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.346(c)	07/01/26	456	456,443
Bellemeade Re Ltd.,
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.980(c)	01/26/32	510	521,418
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	7.430(c)	08/25/34	1,000	1,003,744
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	8.480(c)	08/25/34	2,000	2,020,198
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,890	3,869,701
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.209(cc)	02/25/63	593	529,017
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	135,388
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	44,160
Series 2024-RP02, Class B3, PO, 144A	11.917(s)	02/25/63	165	21,141
Series 2024-RP02, Class B4, PO, 144A	15.841(s)	02/25/63	299	25,923
Series 2024-RP02, Class M1, 144A	4.209(cc)	02/25/63	399	346,541
Series 2024-RP02, Class M2, 144A	4.209(cc)	02/25/63	304	249,810
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	14	12,257
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,643	11,338

See Notes to Financial Statements.

PGIM Securitized Credit Fund 17

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.380%(c)	10/25/41	650	$669,788
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.180(c)	12/25/41	100	101,198
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.530(c)	03/25/42	3,000	3,308,415
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.530(c)	03/25/42	620	669,864
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.380(c)	03/25/42	380	395,876
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.063(c)	06/25/42	5,800	6,514,154
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.880(c)	07/25/42	3,520	3,854,730
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.013(c)	12/25/42	120	128,632
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	10.830(c)	01/25/43	8,000	8,839,138
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.363(c)	06/25/43	600	629,103
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.980(c)	07/25/43	730	754,014
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.980(c)	07/25/44	1,750	1,749,336
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.393(c)	09/25/44	2,300	2,308,973

Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.980(c)	10/25/33	35	34,814

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Eagle Re Ltd., (cont’d.)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.280%(c)	09/26/33	400	$401,999
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.280(c)	12/25/50	750	810,354
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.930(c)	01/25/51	870	924,375
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.180(c)	04/25/42	1,830	1,892,777
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)	9.630(c)	04/25/42	7,000	7,448,634
Series 2022-DNA05, Class M2, 144A, 30 Day Average SOFR + 6.750% (Cap N/A, Floor 0.000%)	12.030(c)	06/25/42	6,500	7,321,898
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.880(c)	08/25/54	5,528	5,534,207
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	436	436,378
Series 2021-SL02, Class A, 144A	4.875	10/25/68	432	433,485
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	5,833	5,907,370
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.180(c)	04/25/34	800	813,847
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.780(c)	05/25/33	3,789	3,824,715
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.597(c)	03/29/27	4,764	4,794,996
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.347(c)	09/27/28	2,256	2,256,082
PRPM,
Series 2024-03, Class A1, 144A	6.994	05/25/29	3,673	3,699,731
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414	08/25/29	2,452	2,466,857

See Notes to Financial Statements.

PGIM Securitized Credit Fund 19

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

PRPM LLC, (cont’d.)
Series 2024-05, Class A1, 144A	5.689%	09/25/29	2,100	$2,096,888

Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.980(c)	11/25/31	273	279,332
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.980(c)	07/25/33	450	454,928
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.496(c)	09/25/34	1,750	1,750,056
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.496(c)	09/25/34	2,900	2,899,916

RCKT Mortgage Trust,
Series 2024-CES04, Class A1A, 144A	6.147	06/25/44	3,376	3,430,154

Towd Point Mortgage Trust,
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	3,000	2,999,034

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $101,145,968)				102,083,127

			Shares
COMMON STOCKS 0.0%

Oil, Gas & Consumable Fuels

Heritage Power LLC*^			1,852	88,896
Heritage Power LLC*^			81	3,888
Heritage Power LLC*^			2,132	1,066

TOTAL COMMON STOCKS (cost $20,253)				93,850

TOTAL LONG-TERM INVESTMENTS (cost $527,505,160)				534,569,967

See Notes to Financial Statements.

20

Description	Shares	Value

SHORT-TERM INVESTMENT 2.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)
(cost $16,866,397)(wb)	16,866,397	$16,866,397

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 89.9% (cost $544,371,557)		551,436,364
Other assets in excess of liabilities(z) 10.1%		61,989,867

NET ASSETS 100.0%		$613,426,231

Below is a list of the abbreviation(s) used in the annual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

OTC—Over-the-counter

PO—Principal Only

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $771,222 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 21

Schedule of Investments (continued)

as of September 30, 2024

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $89,376. The aggregate value of $3,897 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
178	3 Month CME SOFR	Dec. 2024	$42,395,150	$75,324

Short Positions:
169	2 Year U.S. Treasury Notes	Dec. 2024	35,192,930	(51,348)
9	5 Year Euro-Bobl	Dec. 2024	1,202,703	(9,370)
423	5 Year U.S. Treasury Notes	Dec. 2024	46,480,429	(60,019)
8	10 Year Euro-Bund	Dec. 2024	1,201,490	(11,807)
7	10 Year U.S. Treasury Notes	Dec. 2024	799,969	(530)
15	10 Year U.S. Ultra Treasury Notes	Dec. 2024	1,774,453	2,120
17	20 Year U.S. Treasury Bonds	Dec. 2024	2,111,188	8,061
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	133,094	1,663
3	Euro Schatz Index	Dec. 2024	357,906	(1,772)

				(123,002)

				$(47,678)

Forward foreign currency exchange contracts outstanding at September 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	HSBC	GBP	4,276	$5,724,040	$5,716,751	$—	$(7,289)
Euro,
Expiring 10/02/24	JPM	EUR	79,739	89,086,165	88,768,306	—	(317,859)
Expiring 10/02/24	MSI	EUR	676	755,138	752,547	—	(2,591)

				$95,565,343	$95,237,604	—	(327,739)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	MSI	GBP	4,276	$5,645,349	$5,716,751	$—	$(71,402)
Expiring 11/05/24	HSBC	GBP	4,276	5,723,800	5,716,592	7,208	—
Euro,
Expiring 10/02/24	JPM	EUR	78,027	87,252,639	86,862,166	390,473	—
Expiring 10/02/24	JPM	EUR	2,388	2,638,747	2,658,687	—	(19,940)
Expiring 11/05/24	HSBC	EUR	672	751,453	749,614	1,839	—
Expiring 11/05/24	JPM	EUR	79,739	89,211,905	88,899,325	312,580	—

				$191,223,893	$190,603,135	712,100	(91,342)

						$712,100	$(419,081)

Credit default swap agreement outstanding at September 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA††	08/02/27	1.650%(M)	10,000	*	$22,873	$—	$22,873	GSI

††	The value of the contract, GS_24-PCA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 23

Schedule of Investments (continued)

as of September 30, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.960%	$—	$(15,762)	$(15,762)
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/4.960%	(1,662)	(128,879)	(127,217)
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/4.960%	3,648	121,311	117,663

				$1,986	$(23,330)	$(25,316)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$22,873	$—

See Notes to Financial Statements.

24

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,056,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$13,885,691	$—
Collateralized Loan Obligations	—	247,152,195	—
Consumer Loans	—	13,544,736	—
Credit Cards	—	494,786	—
Equipment	—	513,625	—
Home Equity Loans	—	9,223,663	—
Other	—	15,895,508	—
Residential Mortgage-Backed Securities	—	—	164,721
Student Loans	—	1,069,534	—
Commercial Mortgage-Backed Securities	—	121,543,275	—
Corporate Bonds	—	8,001,489	—
Floating Rate and Other Loans	—	870,432	33,335
Residential Mortgage-Backed Securities	—	101,626,684	456,443
Common Stocks	—	—	93,850
Short-Term Investment
Affiliated Mutual Fund	16,866,397	—	—

Total	$16,866,397	$533,821,618	$748,349

Other Financial Instruments*
Assets
Futures Contracts	$87,168	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	712,100	—

See Notes to Financial Statements.

PGIM Securitized Credit Fund 25

Schedule of Investments (continued)

as of September 30, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreement	$—	$—	$22,873
Centrally Cleared Interest Rate Swap Agreement	—	117,663	—

Total	$87,168	$829,763	$22,873

Liabilities
Futures Contracts	$(134,846)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(419,081)	—
Centrally Cleared Interest Rate Swap Agreements	—	(142,979)	—

Total	$(134,846)	$(562,060)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2024 were as follows:

Collateralized Loan Obligations	40.3%
Commercial Mortgage-Backed Securities	19.8
Residential Mortgage-Backed Securities	16.6
Affiliated Mutual Fund	2.8
Other	2.6
Automobiles	2.2
Consumer Loans	2.2
Home Equity Loans	1.5
Banks	1.3
Student Loans	0.2
Equipment	0.1
Credit Cards	0.1
Auto Parts & Equipment	0.1
Commercial Services	0.1

Entertainment	0.0	*%
Pipelines	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Media	0.0	*
Electric	0.0	*

	89.9
Other assets in excess of liabilities	10.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

26

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$22,873		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	712,100		Unrealized depreciation on OTC forward foreign currency exchange contracts	419,081
Interest rate contracts	Due from/to broker-variation margin futures	87,168	*	Due from/to broker-variation margin futures	134,846	*
Interest rate contracts	Due from/to broker-variation margin swaps	117,663	*	Due from/to broker-variation margin swaps	142,979	*

		$939,804			$696,906

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$16,578
Foreign exchange contracts	—	(2,134,232)	—
Interest rate contracts	(1,327,891)	—	9,999

Total	$(1,327,891)	$(2,134,232)	$26,577

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$3	$—	$—	$22,638
Foreign exchange contracts	—	—	(14,705)	—
Interest rate contracts	—	(189,600)	—	(31,289)

Total	$3	$(189,600)	$(14,705)	$(8,651)

See Notes to Financial Statements.

PGIM Securitized Credit Fund 27

Schedule of Investments (continued)

as of September 30, 2024

For the year ended September 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 378,000
Futures Contracts - Long Positions (1)	17,943,830
Futures Contracts - Short Positions (1)	46,970,823
Forward Foreign Currency Exchange Contracts - Purchased (2)	47,754,963
Forward Foreign Currency Exchange Contracts - Sold (2)	101,541,543
Interest Rate Swap Agreements (1)	8,827,000
Credit Default Swap Agreements - Sell Protection (1)	2,287,309

*	Average volume is based on average quarter end balances for the year ended September 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$22,873	$—	$22,873	$—	$22,873
HSBC	9,047	(7,289)	1,758	—	1,758
JPM	703,053	(337,799)	365,254	(98,087)	267,167
MSI	—	(73,993)	(73,993)	—	(73,993)

	$734,973	$(419,081)	$315,892	$(98,087)	$217,805

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

28

Statement of Assets and Liabilities

as of September 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $527,505,160)	$534,569,967
Affiliated investments (cost $16,866,397)	16,866,397
Cash	439
Foreign currency, at value (cost $131,516)	133,657
Cash segregated for counterparty - OTC	500,000
Receivable for Fund shares sold	71,593,385
Dividends and interest receivable	4,582,404
Deposit with broker for centrally cleared/exchange-traded derivatives	1,056,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	712,100
Due from broker—variation margin futures	230,037
Unrealized appreciation on OTC swap agreements	22,873
Due from broker—variation margin swaps	3,532
Prepaid expenses	4,627

Total Assets	630,275,418

Liabilities

Payable for investments purchased	10,217,706
Payable for Fund shares purchased	5,964,912
Unrealized depreciation on OTC forward foreign currency exchange contracts	419,081
Accrued expenses and other liabilities	182,145
Management fee payable	60,307
Distribution fee payable	4,162
Dividends payable	463
Affiliated transfer agent fee payable	411

Total Liabilities	16,849,187

Net Assets	$613,426,231

Net assets were comprised of:
Shares of beneficial interest, at par	$63,090
Paid-in capital in excess of par	609,813,003
Total distributable earnings (loss)	3,550,138

Net assets, September 30, 2024	$613,426,231

See Notes to Financial Statements.

PGIM Securitized Credit Fund 29

Statement of Assets and Liabilities

as of September 30, 2024

Class A

Net asset value and redemption price per share, ($9,369,315 ÷ 963,737 shares of beneficial interest issued and outstanding)	$9.72
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.05

Class C

Net asset value, offering price and redemption price per share, ($3,063,132 ÷ 315,263 shares of beneficial interest issued and outstanding)	$9.72

Class Z

Net asset value, offering price and redemption price per share, ($600,943,394 ÷ 61,805,360 shares of beneficial interest issued and outstanding)	$9.72

Class R6

Net asset value, offering price and redemption price per share, ($50,390 ÷ 5,185 shares of beneficial interest issued and outstanding)	$9.72

See Notes to Financial Statements.

30

Statement of Operations

Year Ended September 30, 2024

Net Investment Income (Loss)

Income
Interest income	$20,852,424
Affiliated dividend income	1,285,737

Total income	22,138,161

Expenses
Management fee	1,838,172
Distribution fee(a)	22,545
Transfer agent’s fees and expenses (including affiliated expense of $2,088)(a)	406,563
Registration fees(a)	103,709
Audit fee	63,441
Custodian and accounting fees	46,277
Professional fees	43,077
Shareholders’ reports	32,447
Trustees’ fees	13,380
Miscellaneous	29,503

Total expenses	2,599,114
Less: Fee waiver and/or expense reimbursement(a)	(582,653)

Net expenses	2,016,461

Net investment income (loss)	20,121,700

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	758,390
Futures transactions	(1,327,891)
Forward currency contract transactions	(2,134,232)
Swap agreement transactions	26,577
Foreign currency transactions	(152,064)

(2,829,220)

Net change in unrealized appreciation (depreciation) on:
Investments	9,278,219
Futures	(189,600)
Forward currency contracts	(14,705)
Options written	3
Swap agreements	(8,651)
Foreign currencies	14,850

9,080,116

Net gain (loss) on investment and foreign currency transactions	6,250,896

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,372,596

See Notes to Financial Statements.

PGIM Securitized Credit Fund 31

Statement of Operations

Year Ended September 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	10,570	11,975	—	—
Transfer agent’s fees and expenses	2,377	1,275	402,765	146
Registration fees	18,068	17,618	58,030	9,993
Fee waiver and/or expense reimbursement	(20,779)	(18,999)	(532,695)	(10,180)

See Notes to Financial Statements.

32

Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20,121,700	$5,737,107
Net realized gain (loss) on investment and foreign currency transactions	(2,829,220)	(258,877)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,080,116	2,458,148

Net increase (decrease) in net assets resulting from operations	26,372,596	7,936,378

Dividends and Distributions
Distributions from distributable earnings
Class A	(267,866)	(78,505)
Class C	(67,244)	(5,132)
Class Z	(20,027,319)	(6,252,923)
Class R6	(2,199)	(5,462)

	(20,364,628)	(6,342,022)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	683,804,767	90,146,233
Net asset value of shares issued in reinvestment of dividends and distributions	20,267,388	6,341,773
Cost of shares purchased	(233,360,310)	(31,802,994)

Net increase (decrease) in net assets from Fund share transactions	470,711,845	64,685,012

Total increase (decrease)	476,719,813	66,279,368

Net Assets:
Beginning of year	136,706,418	70,427,050

End of year	$613,426,231	$136,706,418

See Notes to Financial Statements.

PGIM Securitized Credit Fund 33

Financial Highlights

Class A Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.47	$9.34	$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.61	0.56	0.30	0.26	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.22	(0.54)	0.40	(0.46)
Total from investment operations	0.87	0.78	(0.24)	0.66	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.62)	(0.65)	(0.30)	(0.23)	(0.36)
Tax return of capital distributions	-	-	-	-	(-	)(b)
Total dividends and distributions	(0.62)	(0.65)	(0.30)	(0.23)	(0.36)
Net asset value, end of year	$9.72	$9.47	$9.34	$9.88	$9.45
Total Return(c):	9.46%	8.61%	(2.46)%	7.10%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,369	$661	$135	$39	$21
Average net assets (000)	$4,228	$1,122	$96	$26	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	1.39%	1.89%	10.95%	26.65%	94.01%
Net investment income (loss)	6.26%	6.03%	3.09%	2.70%	3.15%
Portfolio turnover rate(e)	46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.47	$9.34	$9.88	$9.44	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.54	0.49	0.23	0.19	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.21	(0.54)	0.41	(0.48)
Total from investment operations	0.80	0.70	(0.31)	0.60	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.55)	(0.57)	(0.23)	(0.16)	(0.29)
Tax return of capital distributions	-	-	-	-	(-	)(b)
Total dividends and distributions	(0.55)	(0.57)	(0.23)	(0.16)	(0.29)
Net asset value, end of year	$9.72	$9.47	$9.34	$9.88	$9.44
Total Return(c):	8.65%	7.79%	(3.21)%	6.41%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,063	$113	$92	$10	$10
Average net assets (000)	$1,197	$83	$60	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses before waivers and/or expense reimbursement	3.24%	10.01%	11.95%	64.82%	148.80%
Net investment income (loss)	5.53%	5.25%	2.38%	1.97%	2.51%
Portfolio turnover rate(e)	46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 35

Financial Highlights (continued)

Class Z Shares
	Year Ended September 30,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.47	$9.34	$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.64	0.60	0.31	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.20	(0.52)	0.40	(0.47)
Total from investment operations	0.90	0.80	(0.21)	0.69	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.65)	(0.67)	(0.33)	(0.26)	(0.37)
Tax return of capital distributions	-	-	-	-	(0.01)
Total dividends and distributions	(0.65)	(0.67)	(0.33)	(0.26)	(0.38)
Net asset value, end of year	$9.72	$9.47	$9.34	$9.88	$9.45
Total Return(b):	9.77%	8.87%	(2.21)%	7.37%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$600,943	$135,574	$70,190	$32,193	$28,137
Average net assets (000)	$300,906	$88,825	$61,949	$29,735	$27,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.83%	0.99%	1.07%	1.40%	1.68%
Net investment income (loss)	6.58%	6.37%	3.20%	2.97%	3.50%
Portfolio turnover rate(d)	46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Year Ended September 30,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.47	$9.34		$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.68	0.64		0.32	0.29	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	0.16		(0.53)	0.40	(0.47)
Total from investment operations	0.90	0.80		(0.21)	0.69	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.65)	(0.67)		(0.33)	(0.26)	(0.38)
Tax return of capital distributions	-	-		-	-	(0.01)
Total dividends and distributions	(0.65)	(0.67)		(0.33)	(0.26)	(0.39)
Net asset value, end of year	$9.72	$9.47		$9.34	$9.88	$9.45
Total Return(b):	9.84%	8.91%		(2.16)%	7.42%	(1.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$50	$358		$10	$11	$10
Average net assets (000)	$30	$80		$17	$10	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	0.61	%(d)	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	34.13%	9.41%		35.37%	62.68%	146.78%
Net investment income (loss)	7.17%	6.68%		3.31%	3.02%	3.56%
Portfolio turnover rate(e)	46%	47%		37%	58%	60%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the for the year ended September 30, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 37

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

38

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Securitized Credit Fund 39

Notes to Financial Statements (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

40

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use

PGIM Securitized Credit Fund 41

Notes to Financial Statements (continued)

options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

42

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Securitized Credit Fund 43

Notes to Financial Statements (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans,

44

revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM Securitized Credit Fund 45

Notes to Financial Statements (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and

46

credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Securitized Credit Fund 47

Notes to Financial Statements (continued)

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%
0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;
0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the

48

waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Z	0.65

R6	0.60

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$30,862	$ —

C	—	170

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Securitized Credit Fund 49

Notes to Financial Statements (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$537,005,922	$135,866,488

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended September 30, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wb)

$14,930,182	$417,313,826	$415,377,611	$—	$—	$16,866,397	16,866,397	$1,285,737

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

50

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to distribution in excess of income.

For the year ended September 30, 2024, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
$118,749	$(118,749)

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$20,364,628	$—	$—	$20,364,628

For the year ended September 30, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$6,342,022	$—	$—	$6,342,022

As of September 30, 2024, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$544,792,367	$9,221,362	$(2,334,467)	$6,886,895

The difference between GAAP and tax basis is primarily attributable to differences in the treatment of premium amortization for GAAP and tax purposes, appreciation (depreciation) of swaps, and mark-to-market of futures and forwards contracts.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2024 which can be carried forward for an unlimited period. No capital

PGIM Securitized Credit Fund 51

Notes to Financial Statements (continued)

gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,397,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2025).

Qualified Late-Year Losses	Post-October Capital Losses
$1,944,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

52

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,264	0.1%
C	1,215	0.4
Z	14,988	0.1
R6	1,284	24.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	98.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended September 30, 2024:
Shares sold	1,469,194	$14,197,852
Shares issued in reinvestment of dividends and distributions	27,657	267,866
Shares purchased	(603,882)	(5,835,245)
Net increase (decrease) in shares outstanding before conversion	892,969	8,630,473
Shares issued upon conversion from other share class(es)	933	9,057
Net increase (decrease) in shares outstanding	893,902	$8,639,530

Year ended September 30, 2023:
Shares sold	187,180	$1,753,194
Shares issued in reinvestment of dividends and distributions	8,384	78,280
Shares purchased	(141,104)	(1,322,073)
Net increase (decrease) in shares outstanding before conversion	54,460	509,401
Shares issued upon conversion from other share class(es)	961	8,994
Net increase (decrease) in shares outstanding	55,421	$518,395

Class C
Year ended September 30, 2024:
Shares sold	303,885	$2,936,387
Shares issued in reinvestment of dividends and distributions	6,943	67,223
Shares purchased	(6,574)	(63,735)
Net increase (decrease) in shares outstanding before conversion	304,254	2,939,875
Shares purchased upon conversion into other share class(es)	(934)	(9,057)
Net increase (decrease) in shares outstanding	303,320	$2,930,818

PGIM Securitized Credit Fund 53

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended September 30, 2023:
Shares sold	4,446	$41,994
Shares issued in reinvestment of dividends and distributions	546	5,108
Shares purchased	(1,905)	(17,907)
Net increase (decrease) in shares outstanding before conversion	3,087	29,195
Shares purchased upon conversion into other share class(es)	(961)	(8,994)
Net increase (decrease) in shares outstanding	2,126	$20,201

Class Z
Year ended September 30, 2024:
Shares sold	68,949,030	$666,618,865
Shares issued in reinvestment of dividends and distributions	2,061,776	19,930,437
Shares purchased	(23,514,252)	(227,099,340)
Net increase (decrease) in shares outstanding	47,496,554	$459,449,962

Year ended September 30, 2023:
Shares sold	9,381,271	$88,005,768
Shares issued in reinvestment of dividends and distributions	667,498	6,252,923
Shares purchased	(3,251,828)	(30,457,403)
Net increase (decrease) in shares outstanding	6,796,941	$63,801,288

Class R6
Year ended September 30, 2024:
Shares sold	5,347	$51,663
Shares issued in reinvestment of dividends and distributions	193	1,862
Shares purchased	(38,188)	(361,990)
Net increase (decrease) in shares outstanding	(32,648)	$(308,465)

Year ended September 30, 2023:
Shares sold	36,734	$345,277
Shares issued in reinvestment of dividends and distributions	579	5,462
Shares purchased	(597)	(5,611)
Net increase (decrease) in shares outstanding	36,716	$345,128

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

54

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended September 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in

PGIM Securitized Credit Fund 55

Notes to Financial Statements (continued)

the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

56

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the

PGIM Securitized Credit Fund 57

Notes to Financial Statements (continued)

Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

58

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio

PGIM Securitized Credit Fund 59

Notes to Financial Statements (continued)

management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

60

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National

PGIM Securitized Credit Fund 61

Notes to Financial Statements (continued)

Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

62

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 8 and Shareholders of PGIM Securitized Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Securitized Credit Fund (one of the funds constituting Prudential Investment Portfolios 8, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
November 21, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Securitized Credit Fund 63

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Securitized Credit Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Securitized Credit Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadvisers and, as relevant, their affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be

[1]	PGIM Securitized Credit Fund is a series of Prudential Investment Portfolios 8.

PGIM Securitized Credit Fund

Approval of Advisory Agreements (continued)

shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM (through its PGIM Fixed Income unit), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

PGIM Securitized Credit Fund

Approval of Advisory Agreements (continued)

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.2 The Board considered that performance information was available as of November 16, 2015 and that longer-term performance was not yet available.

[2]

For periods prior to July 1, 2019, the Fund’s performance is that of an investment trust (the “Predecessor Fund”), which commenced operations on November 16, 2015. The performance of the Predecessor Fund has been adjusted to reflect the fees and expenses for the Class Z shares of the Fund.

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The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	1st Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.90% of average daily net assets for Class A shares, 1.65% of average daily net assets for Class C shares, 0.65% of average daily net assets for Class Z shares, and 0.60% of average daily net assets for Class R6 shares through January 31, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM Securitized Credit Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 21, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024